PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 98.4%
Common Stocks 94.1%
Argentina 5.0%
MercadoLibre, Inc.*	79,296	$89,177,867
Australia 1.5%
Cochlear Ltd.	199,289	27,088,199
Canada 6.3%
Shopify, Inc. (Class A Stock)*	109,261	111,883,264
China 17.0%
Alibaba Group Holding Ltd., ADR*	295,274	74,119,679
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	2,595,458	35,049,666
Kweichow Moutai Co. Ltd. (Class A Stock)	92,095	22,075,316
Meituan Dianping (Class B Stock)*	2,458,410	60,776,598
Tencent Holdings Ltd.	1,079,836	73,707,306
Wuxi Biologics Cayman, Inc., 144A*	1,869,084	38,615,274
		304,343,839
Denmark 2.2%
Novo Nordisk A/S (Class B Stock)	597,725	39,349,202
France 14.3%
Dassault Systemes SE	248,731	44,991,875
Kering SA	45,858	26,312,101
L’Oreal SA	173,364	57,559,068
LVMH Moet Hennessy Louis Vuitton SE	140,886	61,097,018
Pernod Ricard SA	224,026	38,427,445
Remy Cointreau SA(a)	174,336	28,045,331
		256,432,838
Israel 3.8%
Nice Ltd., ADR*	166,066	34,083,386
Wix.com Ltd.*(a)	119,058	34,583,968
		68,667,354
Italy 4.8%
Brunello Cucinelli SpA*	960,835	28,157,135
Ferrari NV	323,494	58,284,096
		86,441,231

PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan 3.2%
Freee KK*	143,845	$6,458,282
GMO Payment Gateway, Inc.	261,225	27,242,337
Menicon Co. Ltd.	499,154	24,241,687
		57,942,306
Netherlands 8.2%
Adyen NV, 144A*	72,795	121,180,151
ASML Holding NV	72,009	25,439,072
		146,619,223
Switzerland 6.8%
Alcon, Inc.*	624,762	37,499,696
Givaudan SA	13,520	56,019,083
Roche Holding AG	78,749	27,395,043
		120,913,822
Taiwan 7.5%
Sea Ltd., ADR*	666,052	81,391,554
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	672,994	53,092,497
		134,484,051
United Kingdom 6.0%
Abcam PLC	1,384,600	23,277,132
AstraZeneca PLC	329,034	36,463,610
Experian PLC	1,370,122	48,068,584
		107,809,326
United States 7.5%
Atlassian Corp. PLC (Class A Stock)*	267,698	47,288,852
Lululemon Athletica, Inc.*(a)	201,667	65,660,758
Spotify Technology SA*	81,073	20,902,241
		133,851,851

Total Common Stocks (cost $1,202,392,974)		1,685,004,373

PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description		Shares		Value
Preferred Stock 4.3%
Germany
Sartorius AG (PRFC) (cost $37,855,079)			198,415	$76,391,192

Total Long-Term Investments (cost $1,240,248,053)				1,761,395,565
Short-Term Investments 5.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	40,526,267	40,526,267
PGIM Institutional Money Market Fund (cost $51,856,048; includes $51,793,621 of cash collateral for securities on loan)(b)(w)	51,946,085	51,940,891

Total Short-Term Investments (cost $92,382,315)				92,467,158

TOTAL INVESTMENTS 103.6% (cost $1,332,630,368)				1,853,862,723
Liabilities in excess of other assets (3.6)%				(64,122,199)

Net Assets 100.0%				$1,789,740,524

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,194,522; cash collateral of $51,793,621 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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